Income taxes - Income (Loss) Before Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income/(loss) before taxes	$ (369,668)	$ 142,232
Canada
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income/(loss) before taxes	(363,050)	(60,848)
U.S.
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income/(loss) before taxes	(37,322)	153,719
Other regions
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income/(loss) before taxes	$ 30,704	$ 49,361